ACQUISTIONS - Schedule of Assets and Liabilities Assumed (Details) - Augusta Gold $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Tangible assets	$ 159
Trade, other receivables and other assets	1
Environmental rehabilitation provision	(2)
Purchase price	$ 158